STOCK OPTIONS AND WARRANTS (Details 2) - 12 months ended Dec. 31, 2014	Total
Stock Options And Warrants Details 2
Risk-free interest rate	0.66%
Expected volatility	75.00%
Dividend yield
Expected term	2 years 6 months